Note 8 - Interest Receivables (Details Textual) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement Line Items [Line Items]
Interest income on deposits	$ 1,517,760	$ 22,600
Investment income	$ 1,708	$ 7,533